Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Payroll and welfare payables	1,846	2,369	327
Loan from a third party	13,104	19,965	2,753
Interest payables	639	881	39
Customer deposit	301	282	121
Payables for purchase of property and equipment	964	1,051	145
Accrued expenses	10,928	3,170	437
Deferred consideration in relation to investment	5,300	2,300	317
Others	653	412	57
	33,735	30,430	4,196